Risk management - Schedule of changes in impairment losses on debt instruments, Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	€ 163,853	€ 176,554
Financial assets at end of period	193,716	163,853	€ 176,554
Spain | Real estate operations in Spain | Construction and property development
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	2,625	2,871	2,939
Foreclosed assets	0	(1)	(6)
Reductions	(295)	(230)	(24)
Written-off assets	(3)	(15)	(38)
Financial assets at end of period	€ 2,327	€ 2,625	€ 2,871